Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income for the year	$ 21,217,193	$ 28,958,487	$ 8,549,791
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	30,761,673	28,776,688	27,562,120
Amortization of deferred finance charges	425,933	412,138	395,446
Unrealized exchange differences	3,745	98,294	(6,868)
Share based compensation	292,628	31,268	4,071
Change in fair value of derivatives	(2,784,123)	(3,506,897)	3,734,845
(Gain)/loss on sale of vessels		(1,372,409)	5,654,178
(Increase)/decrease in
Trade and other receivables	(2,055,817)	(1,708,048)	910,922
Claims receivable	(1,905,152)	(502,534)	(715,934)
Inventories	691,314	(736,299)	(576,016)
Advances and prepayments	(280,218)	193,397	148,503
Increase/(decrease) in
Balance with related parties	(1,452,332)	(586,091)	(1,640,382)
Trade accounts payable	2,045,571	(526,281)	1,692,418
Accrued liabilities	25,207	(1,653,992)	(684,432)
Other current liability			(2,687,500)
Other non current liabilities	536,074	222,770
Deferred income	1,605,679	340,485	34,556
Net cash provided by operating activities	49,127,375	48,440,976	42,375,718
Cash flows from investing activities
Insurance proceeds	1,801,120	986,102	595,926
Vessels’ acquisitions and advances for vessels under construction	(124,406,294)	(62,634,833)	(54,981,190)
Proceeds from sale of vessels, net		18,136,907	25,001,033
(Increase)/Decrease in restricted cash account	2,818,753	(386,292)	(2,209,165)
Net cash used in investing activities	(119,786,421)	(43,898,116)	(31,593,396)
Cash flows from financing activities
Stock repurchase			(2,234,214)
Net proceeds from common stock issuance	109,119,029
Deferred finance paid	(1,747,031)		(785,000)
Customer deposits received		5,000	275,000
Customer deposits paid	(280,000)		(285,000)
Loan repayments	(37,696,190)	(48,965,869)	(43,417,768)
Proceeds from long-term debt	45,212,500	43,250,000	49,400,000
Net cash (used in)/provided by financing activities	114,608,308	(5,710,869)	2,953,018
Effect of exchange rate changes on cash	(3,745)	(98,294)	6,868
Net (decrease)/increase in cash and cash equivalents	(43,945,517)	(1,266,303)	13,742,208
Cash and cash equivalents at beginning of year	42,273,000	43,539,303	29,797,095
Cash and cash equivalents at end of year	86,218,517	42,273,000	43,539,303
Supplemental Cash Flow Information:
Cash paid during the year for interest, net of amounts capitalized	$ 7,374,110	$ 8,757,734	$ 7,566,151